Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2023
Statement [Line Items]
Current assets	$ 1,246,695	$ 984,865		$ 1,113,350
Non-current assets	3,842,127	3,857,352		4,425,763
Current liabilities	1,001,779	919,000		1,010,353
Non-current liabilities	1,873,251	1,744,976		2,026,943
Net assets	5,088,822	4,842,217		$ 5,539,113
Revenues	914,157	959,359	$ 986,274
Net cash generated from operating activities	151,319	115,446	188,028
Net cash generated from / (used in) investing activities	(80,565)	129,064	77,262
Net cash (used in) / generated from financing activities	$ 86,184	$ (310,520)	$ (471,725)
Irsainversionesy Representaciones Sociedad Anonima [Member]
Statement [Line Items]
Direct interest of non-controlling interest	45.94%	44.60%
Current assets	$ 562,836	$ 317,494
Non-current assets	2,799,233	2,807,977
Current liabilities	338,831	383,285
Non-current liabilities	1,351,271	1,135,457
Net assets	1,671,967	1,606,729
Book value of non-controlling interests	768,102	716,601
Revenues	468,526	458,059
Net income/ (loss)	196,118	(47,127)
Total comprehensive income / (loss)	(802)	(5,319)
Total comprehensive income / (loss) attributable to non-controlling interest	936	(6,520)
Net cash generated from operating activities	260,719	144,309
Net cash generated from / (used in) investing activities	(82,271)	116,065
Net cash (used in) / generated from financing activities	35,515	(266,206)
Net (decrease) / increase in cash and cash equivalents	213,963	(5,832)
Dividends distribution to non-controlling shareholders	$ (50,061)	$ (137,026)
Brasilagro [Member]
Statement [Line Items]
Direct interest of non-controlling interest	64.78%	64.78%
Current assets	$ 284,979	$ 271,274
Non-current assets	716,052	737,948
Current liabilities	147,629	127,187
Non-current liabilities	247,625	250,148
Net assets	605,777	631,887
Book value of non-controlling interests	392,422	409,336
Revenues	197,213	225,596
Net income/ (loss)	46,968	59,000
Total comprehensive income / (loss)	2,138	(46,137)
Total comprehensive income / (loss) attributable to non-controlling interest	1,385	(28,661)
Net cash generated from operating activities	(27,273)	12,474
Net cash generated from / (used in) investing activities	34,221	1,360
Net cash (used in) / generated from financing activities	(13,412)	(71,560)
Net (decrease) / increase in cash and cash equivalents	(6,464)	(57,726)
Dividends distribution to non-controlling shareholders	$ 0	$ 0